Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of transactions between related parties [abstract]
Schedule of Amounts Due to Related Parties, Included in Trade Payables and Accrued Liabilities	The following amounts due to related parties are included in trade payables and accrued liabilities (Note 7):
	June 30, 2018	December 31, 2017
Directors and officers of the Company	62	42

Total	62	42

Schedule of Key Management Compensation

Key management compensation was:

	June 30, 2018	June 30, 2017
Geological consulting fees – expensed	52	10
Geological consulting fees – capitalized	18	90
Management fees – expensed	379	356
Salaries - expensed	80	63
Share-based payments	192	331
Total	721	850